Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 266	$ 279	$ 79
Property, plant & equipment	2,887		2,800
Right-of-use assets, revaluation surplus		3
Lease liability in excess of capital		10
Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant & equipment			$ 79
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21	20
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	217	226
Machinery & equipment and other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 28	$ 33